Income Tax - Schedule of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate	27.90%	27.90%	27.90%
Effective income tax rate	23.78%	18.96%	18.40%